Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Compensation (Tables) [Line Items]
Schedule of fair value of option granted was estimated on the date of grant using the binominal option- pricing model
	For the years ended December 31,
	2019	2020
	RMB	RMB
Risk-free interest rate	1.80%	0.66% – 0.71%
Volatility	37.34%	22.67% – 35.44%
Dividend yield	—	—
Life of options (in years)	10	10
Fair value of underlying ordinary shares*	830.20	689.40

*        The fair value of underlying ordinary shares is presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022.

Schedule of options activities
	Number of options*	Weighted average exercise price USD*	Weighted average grant date fair value RMB*	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Options outstanding at January 1, 2020	693,513	0.002	830.20	9.72
Granted (before Replacement Date)	101,748	0.002	689.40
Forfeited (before Replacement Date)	(63,585)	0.002	817.20
Conversion due to recapitalization	(381,691)	0.004	744.40
Forfeited (after Replacement Date)	(1,050)	0.004	830.20
Options outstanding at December 31, 2020	348,935	0.004	811.80	8.85	287,773
Granted	—	—	—
Exercised	(45,216)	0.004	806.80
Forfeited	(5,426)	0.004	803.00
Options outstanding at December 31, 2021	298,293	0.004	812.60	7.84	26,237
Options vested and expected to vest as of December 31, 2021	298,293	0.004	812.60	7.84	26,237
Options exercisable as of December 31, 2021	211,344	0.004	807.00	7.88	18,589

Schedule of the fair values of the options granted
	For the years ended December 31,
	2019	2020
	RMB	RMB
Weighted average grant date fair value of option per share*	830.20	1,071.40
Aggregate grant date fair value of options**	575,788	373,832

*        The weighted average grant date fair value of option per share is presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022.

**      In connection with the SPAC transaction effective date on November 17, 2020, the Company adopted the 2020 Plan and replace the 2019 Plan. Therefore, the aggregated grant date fair value of options for the year ended December 31, 2019 of RMB 575,788 was replaced by RMB 275,402. The aggregated grant date fair value of options granted in 2020 was RMB 98,430.

Schedule of share-based compensation expense
	For the year ended December 31,
	2020	2021
Cost of revenue	7,375	40,588
Selling and marketing	11,740	23,870
General and administrative	145,508	86,719
Total share-based compensation expense	164,623	151,177

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
For the year ended December 31, 2021
General and administrative	94,266

Fair Value, Inputs, Level 3 [Member]
Share-Based Compensation (Tables) [Line Items]
Schedule of significant unobservable inputs that are classified as level 3 in the fair value hierarchy
For the years ended December 31, 2020

RMB
Risk-free interest rate	0.10% – 0.24%
Volatility	29.80% – 32.58%
Dividend yield	—
Life (in years)	0.45 – 2.45
Fair value of the underlying ordinary shares (USD)*	163.40

*        The fair value of the underlying ordinary shares is presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022.